1933 Act
                                                                     Rule 497(j)

November 21, 2005                                                      VIA EDGAR
                                                                       ---------


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:      PHL VARIABLE ACCUMULATION ACCOUNT
         PHL VARIABLE INSURANCE COMPANY
         REGISTRATION NOS. 333-95611 AND 811-08914

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on November 16, 2005.

If you have any questions concerning this filing, please call the undersigned at 860/403-5862.

Very truly yours,



/s/ Joseph P. DeCresce
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Joseph P. DeCresce, Counsel